Share Based Compensation (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share Based Compensation [Abstract]
Unrecognized compensation cost	$ 2,759,088
Expected period of recognition for unrecognized compensation cost	1 year 5 months 4 days
Share-based compensation	$ 991,453	$ 558,339